Income Tax Expense - Reconciliation of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Accounting profit before tax	¥ 1,033,319	$ 145,844	¥ 1,181,067	¥ 1,514,028
Computed tax expense at 15% (2018: 15%, 2017: 15%)	154,998	21,877	177,160	227,104
Adjustments resulting from:
Non-deductible expenses	3,982	562	5,146	21,982
Tax-exempt income	(6,171)	(871)	(3,634)	(58,324)
Utilization of deferred tax benefits previously not recognized	(5,076)	(716)	(5,518)	(16,687)
Deferred tax benefits not recognized	6,613	933	2,183	8,084
Tax credits for research and development expense	(31,863)	(4,497)	(22,407)	(34,428)
Tax rate differential	26,223	3,701	24,437	21,061
Over provision in respect of previous years current tax	(6,985)	(986)	(729)	(2,867)
Withholding tax expense	30,898	4,361	30,029	29,447
Others				(1,200)
Consolidated income tax expense reported in the statement of profit or loss	¥ 172,619	$ 24,364	¥ 206,667	¥ 194,172